Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Current Assets
Cash		$ 11,182,783	$ 4,834,350
Accounts receivable, net		227,044	396,288
Advances to suppliers		3,635,982	2,070,333
Prepayments and other current assets		14,334	9,438,440
Total current assets		15,060,143	16,739,411
Non-current Assets
Long-term investments		81,429
Property and equipment, net		4,093	7,499
Intangible assets, net		5,286	5,709
Right-of-use assets		10,525	18,035
Construction in progress		5,805,109
Other assets		13,789	23,744
Total non-current assets		5,920,231	54,987
Total Assets		20,980,374	16,794,398
Current Liabilities
Short-term loans		389,741	701,577
Accounts payable		201,369	718,130
Taxes payable		634,584	875,612
Accruals and other liabilities		237,403	152,197
Operating lease liabilities – current portion		7,550	7,374
Total current liabilities		1,470,647	2,912,662
Non-current Liabilities
Due to related parties, noncurrent		490,662
Operating lease liabilities			7,584
Deferred tax liabilities		149	154
Total non-current liabilities		490,811	7,738
Total Liabilities		1,961,458	2,920,400
Commitments and contingencies (Note 13)
Shareholders’ Equity
Ordinary shares ($0.0016 par value, 625,000,000 authorized, 20,784,142 and 1,687,500 shares issued and outstanding as of June 30, 2025 and 2024, respectively)	[1]	33,255	2,700
Additional paid-in-capital		22,412,245	14,578,800
Statutory reserves		374,343	570,807
Accumulated deficits		(3,755,560)	(1,233,509)
Accumulated other comprehensive loss		(45,367)	(44,800)
Total shareholders’ equity		19,018,916	13,873,998
Total liabilities and shareholders’ equity		20,980,374	16,794,398
Related Party
Current Liabilities
Amounts due to related parties			$ 457,772

[1]	Giving retroactive effect to the 1-for-16 reverse share split completed on November 27, 2024.